Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 74		$ 81	$ 74	$ 81	$ 68
Interest income on impaired loans	[1]	7,066	$ 7,387	$ 7,164	$ 14,453	$ 14,255
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 84	$ 81

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $7,709 for the three months ended April 30, 2020 (January 31, 2020 – $8,115; April 30, 2019 – $8,019) and for the six months ended April 30, 2020 – $15,824 (April 30, 2019 – $15,942).